FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 1,071,560	$ 570,008	$ 667,207	$ 1,011,100
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	668,888	310,108
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	8,754	6,532
Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	117,848	30,402
Argentine Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	12,642	58,592
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	40,128	26,439
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	11,794	3,149
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 211,506	$ 134,786